Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Measurements [Abstract]
Schedule of Financial Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and the level of inputs used for such measurements:

	As of June 30, 2026
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Input (Level 2)	Significant Other Unobservable Input (Level 3)
Assets
Cash and cash equivalents	$113,254,440	-	-
Liabilities
Derivative warrant liabilities – Company Public Warrants	$12,248,864	-	-
Derivative warrant liabilities – Company Private Warrants	-	-	64,529,710
	As of December 31, 2025
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Input (Level 2)	Significant Other Unobservable Input (Level 3)
Assets
Cash and cash equivalents	$222,939	-	-
Liabilities
Derivative liabilities - SAFE	$-	-	6,406,878

Schedule of Fair Value of Company Public Warrants
As of June 30, 2026
Exercise price	$11.50
Stock price	$27.76
Volatility	90.0%
Risk-free rate	4.10%
Expected terms (years)	4.72
Dividend yield	0%